UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         1/25/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              45
                                                  -----------------------

Form 13F Information Table Value Total:             171991 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101          484       15539SH         SOLE            NONE      15539
COCA COLA COMPANY                 COM     191216100          209        3316SH         SOLE            NONE       3316
DISCOVER FINANCIAL SVCS           COM     254709108          164        8008SH         SOLE            NONE       8008
EXXON MOBIL CORPORATION           COM     30231G102          223        2838SH         SOLE            NONE       2838
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507         1967       95613SH         SOLE            NONE      95613
INTL BUSINESS MACHINES            COM     459200101          138         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          153       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          381       29478SH         SOLE            NONE      29478
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         8290       76368SH         SOLE            NONE      76368
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        21589      322946SH         SOLE            NONE     322946
ISHARES S&P 350 S&P EURO IDX FD   COM     464287861          121        2961SH         SOLE            NONE       2961
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606         3180       31335SH         SOLE            NONE      31335
ISHARES S&P SM CAP GROWTH 600     COM     464287887         3118       43272SH         SOLE            NONE      43272
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646         5474       52384SH         SOLE            NONE      52384
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         6639       79066SH         SOLE            NONE      79066
ISHARES TR BRCLYS AGGREG BD       COM     464287226        17787      168425SH         SOLE            NONE     168425
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176        10660       99655SH         SOLE            NONE      99655
ISHARES TR S&P MUNI FDS&P ST TRM  COM     464288158          113        1092SH         SOLE            NONE       1092
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         5293       57937SH         SOLE            NONE      57937
ISHARES TR S&P NATL FREE MUNI BD  COM     464288414          106        1082SH         SOLE            NONE       1082
IVERNIA INC F                     COM     46582W108           37      100000SH         SOLE            NONE     100000
J M A R TECHNOLOGIES INC          COM     466212107            0       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          545        8727SH         SOLE            NONE       8727
MEDCOHEALTH SOLUTIONS             COM     58405U102          551        8632SH         SOLE            NONE       8632
MEDTRONIC INC                     COM     585055106          154        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1249       36896SH         SOLE            NONE      36896
MORGAN STANLEY                    COM     617446448          214        7212SH         SOLE            NONE       7212
PFIZER INCORPORATED               COM     717081103          162        8767SH         SOLE            NONE       8767
PURE BIOSCIENCE                   COM     746218106           52       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          243        1880SH         SOLE            NONE       1880
SCHW US LCAP ETF                  COM     808524201          100        3259SH         SOLE            NONE       3259
SPDR BARCLAYS TBILL ETF 3 MONTH   COM     78464A680          115        2511SH         SOLE            NONE       2511
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         4778       36417SH         SOLE            NONE      36417
VANGUARD BOND IX INT              COM     921937819         1497       18103SH         SOLE            NONE      18103
VANGUARD BOND IX SHORTTERM BD     COM     921937827         2962       36786SH         SOLE            NONE      36786
VANGUARD BOND IX TTL BD MKT       COM     921937835         1100       13713SH         SOLE            NONE      13713
VANGUARD PACIFIC                  COM     922042866         4444       77323SH         SOLE            NONE      77323
VANGUARD REIT                     COM     922908553         4473       80077SH         SOLE            NONE      80077
VERIZON COMMUNICATIONS            COM     92343V104          131        3724SH         SOLE            NONE       3724
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133         6502      290012SH         SOLE            NONE     290012
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         9280      158045SH         SOLE            NONE     158045
WISDOMTREE GLBL EQ INC FD         COM     97717W877        14079      321590SH         SOLE            NONE     321590
WISDOMTREE LARGECAP DIV           COM     97717W307        26739      569882SH         SOLE            NONE     569882
WISDOMTREE MIDCAP DIV             COM     97717W505         3286       63676SH         SOLE            NONE      63676
WISDOMTREE SMALLCAP DIV           COM     97717W604         3208       68316SH         SOLE            NONE      68316


TOTAL                                                 $171991(x1000)

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